CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash And Due From Banks	$ 439,363	$ 535,282
Money Market Investments [Abstract]
Federal funds sold	33,515	75,000
Securities Purchased Under Agreements To Resell	213,462	252,668
Time deposits with other banks	838,603	1,048,506
Total money market investments	1,085,580	1,376,174
Trading Securities [Abstract]
Pledged securities with creditors' right to repledge	271,624	402,591
Other trading securities	42,901	33,740
Available For Sale Securities Abstract
Pledged securities with creditors' right to repledge	1,603,693	1,737,868
Other investment securities available-for-sale	3,480,508	3,271,955
Investment securities held-to-maturity, at amortized cost	142,817	125,383
Other investment securities, at lower of cost or realizable value	185,443	179,880
Loans held-for-sale, at lower of cost or fair value	354,468	363,093
Loans held-in-portfolio:
Loans held-in-portfolio	21,080,005	20,703,192
Covered Loans	3,755,972	4,348,703
Less- Unearned Income	96,813	100,596
Allowance for loan losses	730,607	815,308
Total loans held-in-portfolio, net	24,008,557	24,135,991
FDIC loss share asset	1,399,098	1,915,128
Premises and equipment, net	535,793	538,486
Accrued income receivable	125,728	125,209
Mortgage servicing assets, at fair value	154,430	151,323
Other Assets	1,569,578	1,462,393
Goodwill	647,757	648,350
Other intangible assets	54,295	63,954
Total assets	36,507,535	37,348,432
Deposits Abstract
Non-interest bearing	5,794,629	5,655,474
Interest bearing	21,205,984	22,286,653
Total deposits	27,000,613	27,942,127
Assets sold under agreements to repurchase	2,016,752	2,141,097
Other short-term borrowings	636,200	296,200
Notes Payable	1,777,721	1,856,372
Other liabilities	966,249	1,193,883
Total liabilities	32,397,535	33,429,679
Stockholders Equity Abstract
Preferred stock	50,160	50,160
Common stock	1,032	1,026
Surplus	4,150,294	4,123,898
Accumulated deficit	11,826	(212,726)
Treasury stock	(444)	(1,057)
Accumulated other comprehensive (loss) income, net of tax	(102,868)	(42,548)
Total stockholders' equity	4,110,000	3,918,753
Total liabilities and stockholders' equity	36,507,535	37,348,432
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Other real estate owned	266,844	172,497
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	3,755,972	4,348,703
Other real estate owned	$ 139,058	$ 109,135